Alpine Foundation Fund
Alpine Foundation Fund
Investment Objectives
Alpine Foundation Fund (the “Foundation Fund”) seeks capital appreciation.
Reasonable income and conservation of capital are secondary investment objectives.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Foundation Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Foundation Fund	Class A	Institutional Class
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fee	0.25%	none
Other Expenses	0.28%	0.28%
Acquired Fund Fees and Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	1.58%	1.33%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Foundation Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	702	1,021	1,363	2,326
Institutional Class	135	421	728	1,600

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

The Foundation Fund pursues its investment objectives by investing its assets primarily in a combination of equity securities of large U.S. companies and high quality fixed income securities. The equity securities in which the Fund invests may include common stocks, preferred stocks and securities convertible into or exchangeable for common stocks, such as convertible debt, options on securities and warrants. The Foundation Fund’s investments in common stocks will emphasize stocks that (at the time of investment) pay dividends and have capital appreciation potential. The fixed income securities in which the Fund invests may include U.S. Government debt obligations, corporate debt obligations, and money market instruments.

The Fund may invest up to 15% its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

Allocation of the Fund’s assets among different types of investments will vary from time to time depending on prevailing economic and market conditions, including (without any emphasis on any one particular condition): inflation rates, business cycle trends, business regulations and tax law impacts on the investment markets. Under normal circumstances, the Fund invests no less than 25% of its net assets in fixed income securities. The Fund will sometimes be more heavily invested in equity securities and at other times it will be more heavily invested in fixed income securities, depending on the appraisal of market and economic conditions by the Adviser. For instance, the Fund may be more heavily invested in equity securities when, in the opinion of the Adviser, interest rates are generally perceived to be rising and the anticipated performance of equity securities is believed to be positive. In such instances, the Fund may invest up to 75% of its net assets in equity securities. Additionally, the Fund may invest up to 75% of its net assets in fixed income securities when, in the opinion of the Adviser, the prospective returns of equity securities appear to be lower or less certain than those of fixed income securities.

The Fund invests in equity securities that the Adviser believes offer growth potential and in fixed income securities that offer the potential for both growth and income. The Adviser focuses on companies it believes are attractively valued relative to their growth prospects. In selecting equity investments, the Adviser considers company fundamentals and the strength of a company’s management, as well as economic, market and regulatory conditions affecting a company or its industry. The Adviser also seeks to identify companies that may be involved in “special situations” which may increase the value of the company’s stock. Special situations include a change in the company’s management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary.

With respect to fixed income securities, investment emphasis is placed on higher quality issues expected to fluctuate little in value except as a result of changes in prevailing interest rates. The market values of the fixed income securities in the Fund’s portfolio can be expected to vary inversely to changes in prevailing interest rates. Although fixed income investments will generally be made for the purpose of generating interest income, investments in medium to long-term fixed income securities (i.e., those with maturities from five to ten years and those with maturities over ten years, respectively) may be made with a view to realizing capital appreciation when the Adviser believes changes in interest rates will lead to an increase in the values of such securities. The fixed income portion of the Fund’s portfolio will consist primarily of high quality fixed income securities; predominantly, debt obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, corporate obligations and money market instruments. Fixed income securities will be deemed to be of high quality if they are rated “A” or better by Standard & Poor’s Rating Services ("S&P") or by Moody’s Investors Service, Inc. ("Moody's"), or if unrated, are determined to be of comparable quality by the Adviser. The Fund may invest up to 5% of its net assets in fixed income securities rated below “A” by S&P or by Moody’s; this limit does not apply to convertible debt securities.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

• Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Fixed Income Securities Risk — Fixed income securities are subject to issuer risk, interest rate risk and market risk.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Interest Rate Risk — Interest rates may rise resulting in a decrease in the value of securities held by the Fund, or may fall resulting in an increase in the value of such securities. Securities having longer maturities generally involve a greater risk of fluctuations in the value resulting from changes in interest rates.

• Issuer Risk — Changes in the financial condition of the issuer of an obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• “Special Situations” Companies Risk — “Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

• U.S. Government Securities Risk — U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (Ginnie Mae), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises in the future.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as another benchmark. The Custom Balanced Benchmark reflects an unmanaged portfolio (rebalanced monthly) of 60% of the S&P 500 Index, which is a market capitalization-weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market, and 40% of the Barclays U.S. Aggregate Bond Index, which is a widely recognized, unmanaged index of U.S. dollar-denominated investment-grade fixed income securities. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Foundation Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
14.68%	9/30/09	(15.08)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Foundation Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class	11.81%	10.78%	4.36%	5.23%	Jun. 07, 2001
Institutional Class - Return After Taxes on Distributions	11.41%	10.45%	3.75%	4.57%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	6.96%	8.59%	3.55%	4.21%
Class A	5.50%			7.88%	Dec. 30, 2011
Custom Balanced Benchmark (reflects no deduction for fees, expenses or taxes)	17.56%	12.71%	6.54%	5.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.38%	17.94%	7.40%	5.09%
Lipper Mixed-Asset Target Allocation Growth Funds Average	19.17%	13.58%	6.22%	4.99%

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Dynamic Dividend Fund
Alpine Dynamic Dividend Fund
Investment Objectives

Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced U.S. federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Dynamic Dividend Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Dynamic Dividend Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Interest Expense		0.03%	0.03%
Other Expenses		0.40%	0.40%
Total Annual Fund Operating Expenses		1.68%	1.43%
Fee Waiver / Expense Reimbursements	[1]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.63%	1.38%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap by 0.03% as a result of interest expense. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Dynamic Dividend Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	707	1,046	1,408	2,424
Institutional Class	140	447	777	1,710

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal year ended October 31, 2013, the Fund's portfolio turnover rate was 197% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income that it believes are undervalued relative to the market and to the securities’ historic valuations. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests include primarily common stocks. The Fund may, from time to time, also invest in preferred stocks, real estate investment trusts (“REITs”), options and securities convertible into or exchangeable for common stocks, such as convertible debt.

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% of its net assets are invested in emerging markets. The Fund may borrow up to 10% of its total assets for investment purposes. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Under normal circumstances, the Fund seeks high current dividend income, more than 50% of which qualifies for the reduced U.S. federal income tax rates for "qualified dividend income" created by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and is defined in the Internal Revenue Code of 1986, as amended, as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser intends to invest in the equity securities of the company prior to the ex-dividend date (i.e., the date when shareholders no longer are eligible for dividends) and intends to hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Fund will not hedge its risk of loss with respect to these securities.

In order to achieve its dividend, the Fund may participate in a number of dividend capture strategies. These strategies may result in higher turnover and associated transaction costs for the Fund. There is the potential for market loss on the shares that are held for a short period, although we seek to use these strategies to generate additional income with limited impact on the construction of the core portfolio.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends. The Fund’s investment strategies may result in a portfolio turnover rate in excess of 150% on an annual basis.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. The Fund may hold securities for short periods of time related to the dividend payment periods and may experience loss during these periods.

• Emerging Market Securities Risk — The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates. The Fund may enter into forward foreign currency exchange contracts in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. Although this method attempts to protect the value of the Fund’s portfolio securities against a decline in the value of a currency, it does not eliminate fluctuations in the underlying prices of the securities and while such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result should the value of such currency increase.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investment are heightened when investing in issuers of emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Qualified Dividend Tax Risk — Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Swaps Risk — Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund also may enter into swaptions, which are options to enter into a swap agreement. Since these transactions generally do not involve the delivery of securities or other underlying assets or principal, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case the Fund may not receive the net amount of payments that the Fund contractually is entitled to receive.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as another benchmark. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Dynamic Dividend Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
15.26%	12/31/10	(24.62)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Dynamic Dividend Fund	1 Year	5 Years	10 Years	Since Inception		Inception Date
Institutional Class	20.62%	9.26%	3.17%	4.73%		Sep. 22, 2003
Institutional Class - Return After Taxes on Distributions	18.40%	5.78%	0.41%	1.98%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	12.66%	6.86%	2.86%	4.14%
Class A	13.65%			11.01%		Dec. 30, 2011
MSCI All Country World Index	23.34%	15.45%	7.66%	8.51%
Lipper Global Multi-Cap Core Funds Average	20.26%	13.02%	5.77%	6.96%	[1]
[1]	The Lipper Global Multi-Cap Core Funds Average reflects a return from September 25, 2003 to December 31, 2013.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Financial Services Fund
Alpine Financial Services Fund
Investment Objective

Alpine Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Financial Services Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Financial Services Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Interest Expense		0.01%	0.01%
Other Expenses		0.72%	0.72%
Acquired Fund Fees and Expenses		0.12%	0.12%
Total Annual Fund Operating Expenses		2.10%	1.85%
Fee Waiver / Expense Reimbursements	[1]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.73%	1.48%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap by 0.13% as a result of interest expense and acquired fund fees and expenses. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Financial Services Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	716	1,138	1,585	2,820
Institutional Class	151	547	967	2,139

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry. For purposes of selecting investments, the Fund defines financial services industry broadly. Companies in the financial services industry include, but are not limited to, companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, industrial finance and leasing, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment, and real estate, including real estate investment trusts (“REITs”).

In particular, the Fund invests a substantial percentage of its net assets in equity securities issued by banks that the Adviser believes have strong growth prospects or takeover potential. Such equity securities will primarily include common stocks and preferred stocks which the Fund may acquire through direct investments or private placements.

The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of banks and other financial service companies that it believes are undervalued relative to the market and to the securities’ historic valuations. The equity securities of the financial institutions in which the Fund invests are not subject to specific restrictions as to market capitalizations, however, it is expected that the Fund’s investment program will emphasize smaller market capitalizations, including micro-capitalization companies. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends.

The Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

• Concentration Risk — The Fund’s strategy of concentrating in companies in a specific industry means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Financial Services Industry Concentration Risk — The Fund is subject to the risk of concentrating investments in financial services companies, which makes it more susceptible to factors adversely affecting issuers within that industry than would a fund investing in a more diversified portfolio of securities. Economic downturns, credit losses and severe price competition can negatively affect this industry. The profitability of financial services companies is dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Financial services companies are also subject to extensive government regulation. The impact of recent legislation on any individual company or on the industry as a whole cannot be predicted.

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

• Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk —The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as indices that reflect the market sectors in which the Fund invests. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs and secondary offerings of certain issuers and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Financial Services Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
34.43%	6/30/09	(23.30)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Financial Services Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	46.81%	20.90%	9.18%		Nov. 01, 2005
Institutional Class - Return After Taxes on Distributions	46.80%	20.88%	7.34%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	26.50%	17.15%	6.52%
Class A	38.29%		33.90%		Dec. 30, 2011
KBW Bank Index (reflects no deduction for fees, expenses or taxes)	37.76%	11.27%	(1.84%)
NASDAQ Financial-100 Total Return Index (reflects no deduction for fees, expenses or taxes)	41.72%	11.90%	3.38%
Lipper Financial Services Funds Average	36.71%	13.67%	1.31%	[1]
[1]	The Lipper Financial Services Funds Average reflects a return from November 3, 2005 to December 31, 2013.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Small Cap Fund
Alpine Small Cap Fund
Investment Objective
Alpine Small Cap Fund (Alpine Innovators Fund prior to March 31, 2014) (the “Small Cap Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Small Cap Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Small Cap Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		0.80%	0.80%
Total Annual Fund Operating Expenses		2.05%	1.80%
Fee Waiver / Expense Reimbursements	[1]	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.60%	1.35%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,116	1,553	2,763
Institutional Class	137	523	933	2,079

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

Prior to March 31, 2014, the Fund has been named Alpine Innovators Fund and, under normal circumstances, has primarily invested its net assets in the equity securities of U.S. and foreign companies that the Adviser believes have a competitive advantage and offer superior growth potential due to the innovative nature of each company’s products, technology or business model. Such equity securities primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements. The Fund has invested up to 20% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges. The Fund has invested in innovative companies with any market capitalization, however, innovative stocks tend to be companies with smaller market capitalizations.

Effective March 31, 2014, the Fund is named Alpine Small Cap Fund. Under normal circumstances, the Small Cap Fund invests at least 80% of its net assets in the equity securities of small capitalization companies. The Fund defines small capitalization companies to be companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index, a widely-used benchmark for small capitalization stock performance. (The Fund is not an index fund.) The market capitalization range of the Russell 2000® Index as of January 15, 2014 was $160 million to $5.7 billion. This range varies daily. Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts (including real estate investment trusts (“REITs”)), partnerships, and limited liability companies. The Fund may also invest in securities that are tied to the price of stock, including rights and convertible debt securities.

The Fund uses a “blend” strategy to invest in both growth and value stocks, or in stocks with characteristics of both. Growth companies are companies that the Adviser believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level. Value companies are companies that the Adviser believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

The Fund may invest up to 30% of its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Adviser chooses stocks using both quantitative and fundamental research. The Adviser uses quantitative research to identify small capitalization companies selling at the lower end of their historic valuation range, companies with positive earnings, and companies with growth prospects that are expected to exceed the growth rate of the U.S. economy. The Adviser uses fundamental research to learn about a small capitalization company’s operating environment, financial condition, leadership position within its industry, resources and strategic plans.

The Fund generally will sell a security when the Adviser believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•  Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund’s shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Leverage Risk — The Fund may use leverage to purchase securities. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•  Liquidity Risk — Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

•  Real Estate Investment Trusts (“REITs”) Risk — REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

•  Small Capitalization Company Risk — Securities of small capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•  Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. By combining both growth and value styles, the Adviser seeks to diversify these risks and lower the volatility, but there is no assurance that this strategy will achieve that result.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. The Fund’s past performance benefitted significantly from IPOs of certain issuers, and there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Small Cap Fund (Alpine Innovators Fund prior to March 31, 2014) Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
28.46%	6/30/09	(40.82)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Small Cap Fund		1 Year	5 Years	Since Inception		Inception Date
Institutional Class		32.96%	20.52%	6.70%		Jul. 11, 2006
Institutional Class - Return After Taxes on Distributions		32.96%	20.52%	6.44%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares		18.66%	16.82%	5.23%
Class A		25.37%		19.27%		Dec. 30, 2011
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	38.82%	20.08%	58.33%	[2]
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		33.55%	18.71%	7.77%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		32.38%	17.94%	7.46%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)		43.30%	22.58%	9.77%
Lipper Multi-Cap Growth Funds Average		35.03%	20.03%	8.80%	[2]
[1]	Effective March 31, 2014, the Fund's primary benchmark against which it measures its performance, the Russell 3000 Index, is replaced with the Russell 2000 Index. The Adviser believes that the Russell 2000 Index more accurately reflects the new investment strategies of the Fund.
[2]	The Lipper Multi-Cap Growth Funds Average reflects a return from July 13, 2006 through December 31, 2013.

The Fund’s annual total returns prior to March 31, 2014 as reflected in the bar chart and the table are the returns of the Fund that followed different investment strategies under the name “Alpine Innovators Fund.”

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Transformations Fund
Alpine Transformations Fund
Investment Objective
Alpine Transformations Fund (the “Transformations Fund”) seeks capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Transformations Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Transformations Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		1.24%	1.24%
Total Annual Fund Operating Expenses		2.49%	2.24%
Fee Waiver / Expense Reimbursements	[1]	(0.89%)	(0.89%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.60%	1.35%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Transformations Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,203	1,727	3,157
Institutional Class	137	614	1,118	2,505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Transformations Fund seeks to invest in equity securities of companies that, in the Adviser’s estimation, are entering or on the verge of entering an accelerated growth period catalyzed by transformation. The Adviser believes that companies may experience transformation by (i) using existing assets more effectively, including through reorganization or rejuvenation of its management or business model or (ii) developing new concepts, including product, technology or business model concepts. The Adviser believes that acceleration and deceleration of every company’s growth is inevitable during its life cycle. The Adviser seeks to identify companies that are poised for transformation and an accelerated growth period by evaluating corporate management and its strategic capabilities, the competitive environment of a company and the company’s resources available for mobilization.

In managing the assets of the Fund, the Adviser pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in securities of companies that it believes are undervalued in light of the companies’ potential for vigorous growth. The Fund may invest in companies of any market capitalization, including established companies or those with little operating history.

The Fund does not have a policy to concentrate its investments in securities of issuers in any particular industry, but rather the Adviser seeks to identify businesses that it believes are well positioned to benefit from corporate transformation. Factors that the Adviser considers include, but are not limited to, strong financial resources, new or reorganized corporate management, demonstrated technological leadership, introduction of new and better products, innovative business models and potential to benefit from deregulation. In addition, these factors may indicate to the Adviser that a company has potential for transformation in the form of a merger or acquisition or other consolidation event, any of which may stimulate growth.

The Fund may invest without limitation in foreign securities, including direct investments in securities of foreign issuers and investments in depositary receipts (such as American Depositary Receipts) that represent indirect interests in securities of foreign issuers. The Fund is not restricted on how much may be invested issuers of a single country, provided that it limits its investment in countries that are considered “emerging markets” to no more than 35% of its net assets. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.

Equity securities in which the Fund invests will primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements, subject to the Fund’s limitation on holding illiquid securities. The Fund’s investments may also include other types of equity or equity-related securities, including convertible preferred stock or debt, rights and warrants.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

• Growth Stock Risk — Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• “Special Situations” Companies Risk — “Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale or spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

• Transformation Risk — The Adviser seeks to invest in the securities of companies that the Adviser believes are entering or on the verge of entering a corporate transformation. No assurance can be made that these transformations will result in the vigorous growth anticipated by the Adviser or such growth may be significantly delayed.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Transformations Fund Total Returns as of 12/31 of Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
34.69%	6/30/09	(26.00)%	9/30/08

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Transformations Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Class	35.66%	26.21%	9.07%	Dec. 31, 2007
Institutional Class - Return After Taxes on Distributions	30.64%	25.23%	8.32%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	22.74%	21.57%	7.07%
Class A	27.92%		18.29%	Dec. 30, 2011
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	6.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.38%	17.94%	6.11%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	34.52%	17.64%	8.06%
Lipper Multi-Cap Growth Funds Average	35.03%	20.03%	6.23%

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.

Alpine Accelerating Dividend Fund
Alpine Accelerating Dividend Fund
Investment Objectives
Alpine Accelerating Dividend Fund (the “Accelerating Dividend Fund”) seeks income.
Long-term growth of capital is a secondary objective.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares. More information about these and other discounts is available from your financial intermediary and in the Fund’s Prospectus and Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alpine Accelerating Dividend Fund	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alpine Accelerating Dividend Fund		Class A	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fee		0.25%	none
Other Expenses		2.43%	2.43%
Total Annual Fund Operating Expenses		3.68%	3.43%
Fee Waiver / Expense Reimbursements	[1]	(2.08%)	(2.08%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.60%	1.35%
[1]	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to February 28, 2015 without the Board of Trustees' consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

• You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods

• Your investment has a 5% return each year and the Fund’s operating expenses remain the same

• You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Alpine Accelerating Dividend Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,433	2,181	4,139
Institutional Class	137	859	1,604	3,571

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

During the fiscal year ended October 31, 2013, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Accelerating Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign companies that pay dividends. This includes companies that have announced a special dividend or announced that they will pay dividends within six months. The Fund seeks to provide dividend income without regard to whether the dividends qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Under normal circumstances, the Fund expects to invest in the equity securities of U.S. issuers, as well as in non-U.S. issuers.

The Fund combines three research driven investment strategies — dividend, growth and value — to generate sustainable distributed dividend income and to identify issuers globally with the potential for accelerating dividends and capital appreciation. The Fund seeks to invest in issuers with a history of or potential for “accelerating dividends,” dividends that increase over time and where the amount of such increases grows over time. In selecting issuers, the Adviser analyzes each company’s dividend history, free cash flow and dividend payout ratios to assess that company’s potential to provide accelerating dividends as well the sustainability of dividend growth. The Fund uses a multi-cap, multi-sector, multi-style approach to invest in the securities of issuers of any capitalization level and in any sector or industry.

The Fund invests in the equity securities of U.S. and foreign issuers, including those in emerging markets. The Fund is not restricted with respect to how much it may invest in the issuers of any single country or the amount it may invest in non-U.S. issuers, provided the Fund limits its investments in countries that are considered emerging markets to no more than 25% of its net assets at the time of investment. An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The Adviser defines “Western Europe” as Austria, Belgium, Denmark, Finland, France, Germany, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. Allocation of the Fund’s assets among countries is dependent on the economic outlook of those countries and the dividends available in their markets. The Adviser screens the U.S. and foreign issuers in which it considers investing using the same criteria, including accelerating dividends, sufficiently liquid trading in an established market, and also its judgment that the issuer may have good prospects for earnings growth or may be undervalued.

The Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Certain of the Fund’s investment strategies may limit the amount of dividend income the Fund receives from qualifying for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income.

The Fund may invest a portion of its assets in shares of initial public offerings (“IPOs”) (subject to the Adviser’s discretionary policy based on percentage of investments in the Fund by the Adviser or principals of the Adviser, which, as of the date of this Prospectus, does not permit investments in IPOs by the Fund) and secondary offerings.

The Fund’s 80% investment policy may be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

Principal Investment Risks

Risk is inherent in all investing. There is no assurance that the Fund will meet its investment objectives. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund may take temporary defensive positions; in such a case, the Fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the Fund.

•  Currency Risk — The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

• Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperform the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or the anticipated acceleration of dividends could not occur.

• Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

• Foreign Currency Transactions Risk — Foreign securities are often denominated in foreign currencies. As a result, the value of the Fund's shares is affected by changes in exchange rates. The Fund may enter into foreign currency transactions to try to manage this risk. The Fund’s ability to use foreign currency transactions successfully depends on a number of factors, including the foreign currency transactions being available at prices that are not too costly, the availability of liquid markets and the ability of the Adviser to accurately predict the direction of changes in currency exchange rates.

• Foreign Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.

• Growth Stock Risk — Growth stocks typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market while the market concentrates on undervalued stocks. Although the Fund will not concentrate its investments in any one industry or industry group, it may, like many growth funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

• Initial Public Offerings and Secondary Offerings Risk — The Fund may invest a portion of its assets in shares of IPOs or secondary offerings of an issuer. IPOs and secondary offerings may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs and secondary offerings on a Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce a Fund’s returns. IPOs and secondary offerings may not be consistently available to the Fund for investing. IPO and secondary offering shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, the Fund may hold IPO and secondary offering shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, IPO and secondary offering shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

• Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

• Market Risk — The price of a security held by the Fund may fall due to changing market, economic or political conditions.

• Micro Capitalization Company Risk — Stock prices of micro capitalization companies are significantly more volatile, and more vulnerable to adverse business and economic developments than those of larger companies. Micro capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies, including small or medium capitalization companies.

• Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

• Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

• Undervalued Stock Risk — The Fund may pursue strategies that may include investing in securities, which, in the opinion of the Adviser, are undervalued. The identification of investment opportunities in undervalued securities is a difficult task and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued securities offer opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses.

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Institutional Class shares (formerly known as the Investor Class). The Class A shares of the Fund were not issued prior to December 30, 2011. Both Institutional Class and Class A shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. The Fund’s sales load is not reflected in the bar chart, if it were, returns would be less than those shown. The table following the bar chart compares the Fund’s performance over time with those of a broad measure of market performance, as well as other benchmarks. Unless otherwise stated, all index since inception returns reflect the inception date of the Institutional Class. To the extent the Fund engaged in leverage, this may have affected performance. To the extent that the Fund’s historical performance resulted from gains derived from participation in IPOs and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPOs and secondary offerings in the future. Past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on the Fund’s website at www.alpinefunds.com or by calling 1-888-785-5578.

Alpine Accelerating Dividend Fund Total Returns as of 12/31 Each Year Institutional Class

Best and Worst Quarter Results During the periods shown in the Chart for the Fund
Best Quarter		Worst Quarter
14.26%	9/30/09	(15.77)%	9/30/11

Average Annual Total Returns (For the periods ending December 31, 2013)
Average Annual Total Returns Alpine Accelerating Dividend Fund	1 Year	5 Years	Since Inception		Inception Date
Institutional Class	30.45%	15.68%	15.46%		Nov. 05, 2008
Institutional Class - Return After Taxes on Distributions	27.74%	14.10%	13.93%
Institutional Class - Return After Taxes on Distributions and Sale of Fund Shares	18.39%	12.42%	12.27%
Class A	22.87%		17.46%		Dec. 30, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.38%	17.94%	15.06%
Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)	29.65%	16.73%	14.28%
Lipper Equity Income Funds Average	27.74%	15.75%	15.62%	[1]
[1]	The Lipper Equity Income Funds Average reflects a return from November 6, 2008 to December 31, 2013.

The after-tax returns are shown only for Institutional Class shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class A shares will vary from returns shown for Institutional Class shares.